Equity - Share buyback and treasury shares (Details) R$ in Millions, $ in Millions		1 Months Ended		12 Months Ended
		Jun. 30, 2022 USD ($)	Jun. 30, 2022 BRL (R$)	Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) shares		Apr. 27, 2022 shares	Oct. 28, 2021 shares	Apr. 02, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[1]			178,627,077
Number of shares repurchased	[1]
Purchase of treasury shares		$ 1,291	R$ 6,520	$ 2,785	[1]		[1]
Share buyback program number of shares authorized to be repurchased	[1]			357,442,577		291,184,500
Share buyback program number of value authorized to be repurchased | $	[1]			$ 6,036		$ 5,546
Ordinary shares [member] | Treasury shares [member]
IfrsStatementLineItems [Line Items]
Share buyback program, number of shares authorized to be repurchased								500,000,000		270,000,000
Acquired Parent [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[2]			81,855,600
Number of shares repurchased	[2]					139,018,347
Purchase of treasury shares | $	[2]			$ 1,501		$ 3,008
Acquired By Wholly Owned Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[2]			96,959,900
Number of shares repurchased	[2]					152,166,153
Purchase of treasury shares | $	[2]			$ 1,750		$ 2,538
Shares Buyback Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[2]			178,815,500
Number of shares repurchased	[2]					291,184,500
Purchase of treasury shares | $	[2]					$ 5,546
Shares Buyback Program 1 [Member]
IfrsStatementLineItems [Line Items]
Purchase of treasury shares | $	[2]			$ 3,251
Acquired Parent 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[1]			87,779,900
Number of shares repurchased	[1]
Purchase of treasury shares | $	[1]			$ 1,375
Acquired By Wholly Owned Subsidiaries 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[1]			90,847,177
Number of shares repurchased	[1]
Purchase of treasury shares | $	[1]			$ 1,410
Wholly-owned subsidiaries | ADR [Member]
IfrsStatementLineItems [Line Items]
Share buyback program, number of shares authorized to be repurchased									200,000,000

[1]	On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs.
[2]	On April 1, 2021, the Board of Directors approved the common shares buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. Continuing the previous program, the Board of Directors approved a new shares buyback program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs were concluded in 2022.